Derivative financial instruments - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative financial instruments [Line Items]
Hedge operations	$ 12,774,000	$ (51,952,000)	$ (6,464,000)
Unrealized gain (loss) before tax	10,696,000	6,678,000	(11,142,000)
Hedge ineffectiveness	454,000	1,403,000	(1,857,000)
Effect on settlement of hedging financial instruments	818,000	1,547,000	146,000
Interest rate hedge
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax	644,000	1,991,000	(2,635,000)
Effect on settlement of hedging financial instruments	818,000	(1,547,000)	(146,000)
Unrealized gain (loss) net of tax income	454,000	1,404,000	(1,858,000)
Copper and Zinc prices hedge
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax	15,171,000	9,472,000	15,804,000
Balance payable		1,200,000
Balance receivable	2,500,000
Unrealized gain (loss) net of tax income	10,696,000	6,678,000	11,142,000
Other reserves [member] | Copper and Zinc prices hedge
Disclosure of derivative financial instruments [Line Items]
Hedge operations	$ 12,774,000	$ (51,952,000)	$ (6,464,000)